Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 143,314,539	$ 5,103,794	$ 163,347,778
Less: Cash and cash equivalents	(94,048,036)	(3,349,289)	(95,492,477)	$ (3,400,729)	$ (83,661,739)	$ (81,674,572)
Net debt	49,266,503		67,855,301
Total equity	223,139,562	$ 7,946,566	202,913,915		$ 204,397,483	$ 209,620,998
Total capital	$ 272,406,065		$ 270,769,216
Debt to capital ratios	18.09%	18.09%	25.06%	25.06%